UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Healy Circle Capital, LLC

Address:  	444 Madison Avenue, 34th Floor
          	New York, NY  10022


13F File Number: 28-12777

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc Sulam
Title:  Managing Member
Phone:  212-446-2443


Signature, Place and Date of Signing:

	Marc Sulam		   New York, NY			November 10, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   46

Form 13F Information Table Value Total: $  96,625


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE


Name of 		Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer			Class	Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None
ABB Ltd			ADR	000375204	3,376	174000    SH		Sole		174000
Affiliated Managers Grp Comm    008252108       1,657    20000    SH            Sole             20000
Alpha Natural Resources	Comm	02076X102	1,800    35000    SH		Sole		 35000
Anadarko Pete Corp	Comm	032511107	2,620	 54000    SH		Sole		 54000
Assured Guaranty        Comm    G0585R106       2,439   150000    SH            Sole            150000
Cabot Oil & Gas Corp	Comm	127097103	1,446	 40000    SH		Sole		 40000
CIT Group Inc           Comm    125581108       1,218   175000    SH            Sole            175000
Collective Brands Inc   Comm    19421W100       1,740    95000    SH            Sole             95000
Covanta Hldg Corp	Comm	22282E102	4,046	169000    SH		Sole		169000
Crown Holdings Inc	Comm	228368106	3,332	150000    SH		Sole		150000
Diebold Inc             Comm    253651103       2,483    75000    SH            Sole             75000
FMC Corp		Comm	302491303	1,901	 37000    SH		Sole		 37000
Fomento Economic MexicanADR	344419106	2,060	 54000    SH		Sole		 54000
Freeport-McMoRan Copper	Comm	35671D857	2,843	 50000    SH		Sole		 50000
Genesee & Wyo Inc	Comm	371559105	2,139	 57000    SH		Sole		 57000
Goldman Sachs Group Inc Comm    38141G104       2,944    23000    SH            Sole             23000
Grace W R & Co		Comm	38388F108	2,071	137000	  SH		Sole		137000
Heckmann Corp		Comm	422680108	2,042	247500    SH		Sole		247500
H&R Block Inc           Comm    093671105       1,365    60000    SH            Sole             60000
JP Morgan Chase & Co	Comm	46625H100	2,802	 60000    SH		Sole		 60000
Joy Global Inc		Comm	481165108	1,129	 25000    SH		Sole		 25000
Kraft Foods Inc         Comm    50075N104       1,638    50000    SH            Sole             50000
LaBranche & Co Inc	Comm	505447102	1,427	317000    SH		Sole		317000
LKQ Corp		Comm	501889208	2,036	120000    SH		Sole		120000
Loews Corp		Comm	540424108	3,120	 79000    SH		Sole		 79000
Lorillard Inc		Comm	544147101	2,561	 36000    SH		Sole		 36000
Lubrizol Corp           Comm    549271104       1,510    35000    SH            sole             35000
McDermott Intl Inc	Comm	580037109	2,555	100000    SH		Sole		100000
Microsoft Corp		Comm	594918104	2,669	100000    SH		Sole		100000
Monsanto Co		Comm	61166W101	2,475	 25000    SH		Sole		 25000
MYR Group Inc           Comm    55405W104       1,139    90000    SH            Sole             90000
O'Reilly Automotive Inc Comm    686091109       1,526    57000    SH            Sole             57000
Pactiv Corp             Comm    695257105       1,490    60000    SH            Sole             60000
Quanta Svcs Inc	 	Comm	74762E102	2,296	 85000    SH		Sole		 85000
Ralcorp Holdings Inc    Comm    751028101       2,764    41000    SH            sole             41000
Shaw Group Inc		Comm	820280105	  615    20000    SH		Sole		 20000
Sothebys		Comm	835898107	1,426	 71100    SH		Sole		 71100
SPDR Gold Trust         GLDSHS  78463V107       1,701    20000    SH            Sole             20000
Stericycle Inc          Comm    858912108       2,474    42000    SH            Sole             42000
Tenet Healthcare Corp   Comm    88033G100       1,110   200000    SH            Sole            200000
TiVo Inc		Comm	888706108	1,976	270000    SH		Sole		270000
Transocean Inc		SHS	G90073100	2,197	 20000    SH		Sole		 20000
UBS AG			SHS	H89231338	  877    50000	  SH		Sole		 50000
Wal-Mart Stores         Comm    931142103       2,995    50000    SH            Sole             50000
Walter Industries Inc   Comm    93317Q105       3,084    65000    SH            Sole             65000
Weyerhaeuser Co         Comm    962166104       1,515    25000    SH            Sole             25000


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